UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street
         12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     November 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $320,916 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AG MTG INVT TR INC             COM              001228105     3424   141910 SH       SOLE                   141910        0        0
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    45807  1323922 SH       SOLE                  1323922        0        0
ARMOUR RESIDENTIAL REIT INC    COM              042315101    56817  7417355 SH       SOLE                  7417355        0        0
CYS INVTS INC                  COM              12673A108    43008  3052425 SH       SOLE                  3052425        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     2500    50000 SH  CALL SOLE                    50000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     2850    30000 SH  CALL SOLE                    30000        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     3280    20500 SH  PUT  SOLE                    20500        0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506   101341  3520000 SH       SOLE                  3520000        0        0
PENNYMAC MTG INVT TR           COM              70931T103    17503   748925 SH       SOLE                   748925        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     9884     8205 SH  CALL SOLE                     8205        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    12171    70807 SH       SOLE                    70807        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4571    80200 SH  CALL SOLE                    80200        0        0
WESTERN ASSET MTG CAP CORP     COM              95790D105    17760   800000 SH       SOLE                   800000        0        0